Consolidated statement of cash flows - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow in operating activities:
Net profit for the year	$ 18,498,875	$ 25,383,071	$ 35,199,480
Adjustments to reconcile the net profit to net cash provided by operating activities:
Income tax expense	12,208,540	11,515,875	18,963,938
Depreciation, depletion, and amortization	15,197,283	13,812,387	12,128,991
(Gain) loss foreign exchange	(51,567)	(2,397,712)	124,650
Finance cost of loans and borrowings	7,377,086	6,923,831	5,517,417
Finance cost of post-employment benefits and abandonment costs	2,465,600	2,196,936	2,003,687
Write off exploratory assets and dry wells	1,108,134	1,472,397	1,032,164
Loss (gain) on disposal of non-current assets	50,371	(143,424)	379,985
Profit on business combinations	(1,698,862)	0	0
Profit on reversal of fields	(28,268)	0	0
Impairment (recovery) loss of non-current assets	(867,428)	2,098,333	287,999
Impairment loss of current assets	262,010	95,902	101,871
Gain on fair value adjustment of financial assets and interest	(1,675,173)	(1,971,805)	(1,009,908)
Loss (gain) on hedging transactions with derivatives	25,611	2,180	(553)
Share of profit of associates and joint ventures	(764,366)	(805,349)	(768,422)
Loss (gain) on the sale of assets held for sale	21,056	19,799	(279,635)
Hedge ineffectiveness	6,658	25,454	6,625
Realized loss on foreign exchange cash flow hedges	238,943	479,779	1,143,287
Movements in provisions	312,128	853,365	715,831
Net change in operational assets and liabilities:
Trade and other receivables	9,051,605	(20,439,663)	(27,539,055)
Inventories	532,562	808,127	(2,831,729)
Trade and other payables	(1,277,094)	507,579	3,690,068
Tax assets and liabilities	(1,998,829)	(5,854,882)	(3,100,744)
Provisions for employee benefits	(496,118)	(177,960)	(355,645)
Provisions and contingencies	(1,061,339)	(1,169,603)	(1,004,167)
Other assets and liabilities	(2,090,638)	(601,662)	589,729
Cash flows from operations	55,346,780	32,632,955	44,995,864
Income tax paid	(10,219,264)	(12,832,403)	(8,761,294)
Net cash provided by operating activities	45,127,516	19,800,552	36,234,570
Cash flow in investing activities:
Investment in joint ventures	(20,430)	(853)	(329,377)
Acquisition of subsidiaries, net of cash acquired	(157,705)	0	0
Consideration paid for the acquisition of assets	(880,396)	0	0
Investment in property, plant, and equipment	(9,521,041)	(9,349,885)	(8,767,716)
Investment in natural and environmental resources	(10,540,836)	(13,964,435)	(11,962,544)
Acquisitions of intangibles	(865,708)	(776,596)	(1,147,510)
Proceeds from sales of other financial assets	(2,455,334)	976,467	1,301,394
Interests received	1,627,135	1,884,445	965,952
Dividends received	425,191	482,124	1,471,134
Proceeds from sales of assets	355,142	728,995	373,634
Net cash used in investment activities	(22,033,982)	(20,019,738)	(18,095,033)
Cash flow in financing activities:
Proceeds from borrowings	27,155,189	34,035,090	16,844,029
Repayment of borrowings	(26,157,908)	(21,659,669)	(16,409,494)
Interest payments	(7,526,172)	(6,580,746)	(5,492,251)
Lease payments	(562,501)	(533,640)	(434,555)
Payment of restitution of equity to minority shareholders	(30,666)	(44,768)	(84,824)
Dividends paid	(15,565,064)	(5,570,876)	(13,356,947)
Net cash used in financing activities	(22,687,122)	(354,609)	(18,934,042)
Exchange difference in cash and cash equivalents	1,311,948	(2,491,148)	1,645,657
Net increase (decrease) in cash and cash equivalents	1,718,360	(3,064,943)	851,152
Cash and cash equivalents at the beginning of the year	12,336,115	15,401,058	14,549,906
Cash and cash equivalent at the end of the year	$ 14,054,475	$ 12,336,115	$ 15,401,058